Income Taxes - Schedule of Income Tax Benefit (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Income Tax (Benefits) Expenses [Abstract]
Current tax expense
Deferred tax benefit	1,095
Income tax benefit	¥ 1,095	$ 157